Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST INCOME
Loans receivable, including fees	$ 24,002	$ 23,841	$ 24,576
Securities: Taxable	1,918	2,032	1,662
Securities: Tax exempt	1,843	1,888	1,995
Other	16	7	26
Total interest income	27,779	27,768	28,259
INTEREST EXPENSE
Deposits	2,421	2,463	2,848
Short-term borrowings	85	77	66
Other borrowings	752	668	684
Total interest expense	3,258	3,208	3,598
Net Interest Income	24,521	24,560	24,661
Provision for loan losses	4,580	1,680	2,400
Net interest income after provision for loan losses	19,941	22,880	22,261
OTHER INCOME
Service charges and fees	2,440	2,350	2,412
Income from fiduciary activities	439	437	379
Net realized gains on sales of securities	626	1,170	881
Net gain on sale of loans and servicing rights	104	132	112
Earnings and proceeds on life insurance policies	665	685	1,386
Other	425	336	445
Total other income	4,699	5,110	5,615
OTHER EXPENSES
Salaries and employee benefits	8,535	8,616	8,447
Occupancy	1,660	1,676	1,598
Furniture and equipment	422	441	538
Data processing related operations	943	929	891
Federal Deposit Insurance Corporation insurance assessment	411	420	444
Advertising	240	224	208
Professional fees	730	671	626
Postage and telephone	436	414	435
Taxes, other than income	711	649	710
Foreclosed real estate expense	911	1,555	567
Amortization of intangible assets	105	121	137
Other	1,996	2,011	2,104
Total other expenses	17,100	17,727	16,705
Income before Income Taxes	7,540	10,263	11,171
Income tax expense	1,632	2,606	2,706
Net Income	$ 5,908	$ 7,657	$ 8,465
EARNINGS PER SHARE
BASIC EARNINGS PER SHARE	$ 1.60	$ 2.10	$ 2.33
DILUTED EARNINGS PER SHARE	$ 1.60	$ 2.10	$ 2.33